Offerings	May 01, 2023 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1.01864
Maximum Aggregate Offering Price	$ 763,980,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 112,763.45
Offering Note	This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2034
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99854
Maximum Aggregate Offering Price	$ 1,248,175,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,230.63
Offering Note	This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2054
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99935
Maximum Aggregate Offering Price	$ 999,350,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,504.06
Offering Note	This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended